Shareholders' Equity (Details) - Schedule of options outstanding	12 Months Ended
Mar. 31, 2021 USD ($) $ / shares shares
Schedule of options outstanding [Abstract]
Number Outstanding, Options Outstanding, beginning balance
Weighted Average Exercise Price, Options Outstanding, beginning balance (in Dollars per share) | $ / shares
Contractual Life in Days, Options Outstanding, beginning balance
Intrinsic Value, Options Outstanding, beginning balance (in Dollars) | $
Number Outstanding, Options Exercisable, beginning balance
Weighted Average Exercise Price, Options Exercisable, beginning balance (in Dollars per share) | $ / shares
Contractual Life in Days, Options Exercisable, beginning balance
Intrinsic Value, Options Exercisable, beginning balance (in Dollars) | $
Number Outstanding, Options granted	300,000
Weighted Average Exercise Price, Options granted (in Dollars per share) | $ / shares	$ 5.12
Contractual Life in Days, Options granted	45 years
Intrinsic Value, Options granted
Number Outstanding, Options forfeited
Weighted Average Exercise Price, Options forfeited (in Dollars per share) | $ / shares
Contractual Life in Days, Options forfeited
Intrinsic Value, Options forfeited
Number Outstanding, Options expired	(300,000)
Weighted Average Exercise Price, Options expired (in Dollars per share) | $ / shares	$ 5.12
Contractual Life in Days, Options expired	45 years
Intrinsic Value, Options expired
Number Outstanding, Options Outstanding, ending balance
Weighted Average Exercise Price, Options Outstanding, ending balance (in Dollars per share) | $ / shares
Contractual Life in Days, Options Outstanding, ending balance
Intrinsic Value, Options Outstanding, ending balance (in Dollars) | $
Number Outstanding, Options Exercisable, ending balance
Weighted Average Exercise Price, Options Exercisable, ending balance (in Dollars per share) | $ / shares
Contractual Life in Days, Options Exercisable, ending balance
Intrinsic Value, Options Exercisable, ending balance (in Dollars) | $